Intangible assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 8,953	$ 10,514
Additions	117	164
Amortization	(208)	(159)
Translation adjustment	560	1,226
Balance at end of year	9,422	10,720
Disposals		(4)
Impairment		(117)
Transfer to held for sale		(904)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	12,338	13,154
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,916)	(2,434)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	1,297	3,038
Translation adjustment	82	262
Balance at end of year	1,379	3,052
Impairment		(117)
Transfer to held for sale		(131)
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	1,379	3,052
Concession [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	7,091	6,942
Additions	101	149
Amortization	(150)	(137)
Translation adjustment	443	895
Balance at end of year	7,485	7,075
Disposals		(4)
Transfer to held for sale		(770)
Concession [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	9,729	8,943
Concession [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,244)	(1,868)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	80	84
Additions	16	15
Amortization	(22)	(22)
Translation adjustment	5	10
Balance at end of year	79	87
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	697	653
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(618)	(566)
Research And Development Project [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2	450
Translation adjustment		59
Balance at end of year	2	506
Transfer to held for sale		(3)
Research And Development Project [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	2	506
Patent [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	483
Amortization	(36)
Translation adjustment	30
Balance at end of year	477
Patent [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost	531
Patent [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	$ (54)